Portfolio of Investments
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
Series 2006
10/01/2039	0.190%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.1%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,527,750
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,060,650
Total			2,588,400
Higher Education 15.8%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	537,695
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	593,860
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	869,704
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,162,440
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,147,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,204,130
Private Colleges & Universities Authority
Revenue Bonds
Emory University
Series 2019A
09/01/2037	5.000%	300,000	395,772
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	823,477
Total			6,734,968
Hospital 14.3%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,170,010
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	475,000	550,026
Cobb County Kennestone Hospital Authority(c)
Refunding Revenue Bonds
WellStar Health System, Inc. Project
Series 2021
04/01/2026	5.000%	300,000	358,260
04/01/2027	5.000%	200,000	243,790
Coweta County Development Authority
Refunding Revenue Bonds
Piedmont Healthcare, Inc.
Series 2020
07/01/2037	5.000%	500,000	628,865
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	374,001
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2035	5.000%	500,000	639,520
Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Hospital Authority
Refunding Revenue Bonds
Floyd Medical Center Project
Series 2016
07/01/2039	4.000%	1,050,000	1,183,161
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	368,454
Glynn-Brunswick Memorial Hospital Authority
Refunding Revenue Bonds
Anticipation Certificates
Series 2020
08/01/2036	4.000%	500,000	574,955
Total			6,091,042
Investor Owned 1.2%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	500,000	515,835
Joint Power Authority 6.0%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,146,550
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,419,078
Total			2,565,628
Local Appropriation 0.6%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	253,814
Local General Obligation 21.3%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,176,340
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	602,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	581,635
Series 2018
02/01/2033	5.000%	500,000	649,840
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,000,000	1,168,590
Heard County Public Facilities Authority
Revenue Bonds
School District Project
Series 2020
03/01/2028	5.000%	500,000	659,690
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	603,635
Lawrenceville Building Authority
Revenue Bonds
Lawrenceville Performing Arts
Series 2019
10/01/2035	3.000%	500,000	549,455
10/01/2036	3.000%	500,000	551,400
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	508,402
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,136,050
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	881,437
Total			9,068,634
Multi-Family 2.5%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,053,941

2	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 1.6%
City of Buford Combined Utility System
Revenue Bonds
Series 2020 (AGM)
07/01/2026	4.000%	140,000	167,253
07/01/2033	4.000%	415,000	503,403
Total			670,656
Prep School 1.1%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	445,000	452,525
Prepaid Gas 1.4%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C
09/01/2026	5.000%	500,000	612,830
Sales Tax 1.3%
Metropolitan Atlanta Rapid Transit Authority
Revenue Bonds
Series 2019A
07/01/2036	3.000%	500,000	549,320
Single Family 2.5%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,063,090
Special Property Tax 4.3%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	630,005
12/01/2033	5.000%	1,000,000	1,180,170
Total			1,810,175
State General Obligation 1.5%
State of Georgia
Unlimited General Obligation Bonds
Series 2018A
07/01/2035	4.000%	500,000	614,510
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.1%
Georgia State Road & Tollway Authority(d),(e)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	905,280
Water & Sewer 12.6%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	843,922
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	309,508
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2017A
11/01/2034	5.000%	1,000,000	1,283,070
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	596,915
County of Columbia Water & Sewerage
Refunding Revenue Bonds
Forward Delivery
Series 2020
06/01/2035	5.000%	450,000	611,595
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	1,000,000	1,059,360
Etowah Water & Sewer Authority
Refunding Revenue Bonds
Series 2019 (BAM)
03/01/2028	5.000%	500,000	651,530
Total			5,355,900
Total Municipal Bonds (Cost $38,249,011)			40,906,548

Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Money Market Funds 4.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(f)	207,227	207,207
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(f)	1,629,182	1,629,182
Total Money Market Funds (Cost $1,836,409)		1,836,389
Total Investments in Securities (Cost: $40,185,420)		42,842,937
Other Assets & Liabilities, Net		(321,908)
Net Assets		42,521,029
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $905,280, which represents 2.13% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020